Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Expenses and Other Liabilities
Accrued referral incentives	¥ 139,402	$ 21,875	¥ 101,542
Other tax payables	32,848	5,155	46,213
Payroll payable	22,452	3,523	22,949
Payable to merchants	2,163	339	4,040
Others	48,877	7,670	58,843
Accrued expenses and other liabilities	¥ 245,742	$ 38,562	¥ 233,587